SHIPS, PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Ships property plant and equipment [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost:
Balance at 1 January 2020	4,994	4,802	497,569	11,432	774	268	519,839
Additions	67	-	1,716	7,307	-	-	9,090
Disposals	(118)	(738)	(24)	(3,602)	-	-	(4,482)
Acquisition of subsidiary (Note 39.1 and Note 39.2) (i)	-	287	239,773	3,823	-	-	243,883
Reclassification to inventories (Note 12)	-	-	(105,966)	(3,535)	-	-	(109,501)
Reclassification to disposal group held for sale (Note 38)	(659)	-	-	-	-	-	(659)
Effect of foreign currency exchange differences	55	6	-	-	-	(9)	52
Balance at 31 December 2020	4,339	4,357	633,068	15,425	774	259	658,222
Additions	49	-	25,626	7,829	-	-	33,504
Disposals	(30)	(25)	-	(4,532)	-	-	(4,587)
Reclassification to inventories (Note 12)	-	-	(69,599)	(605)	-	-	(70,204)
Effect of foreign currency exchange differences	(169)	(1)	-	-	-	(21)	(191)
Balance at 31 December 2021	4,189	4,331	589,095	18,117	774	238	616,744
Accumulated depreciation:
Balance at 1 January 2020	4,607	4,307	114,018	4,607	-	-	127,539
Depreciation from continuing operations	39	378	16,478	5,147	-	-	22,042
Depreciation from discontinued operation	83	-	1,785	61			1,929
Disposals	(117)	(738)	-	(1,600)	-	-	(2,455)
Reclassification	-	-	1,013	(1,013)			-
Reclassification to inventories (Note 12)	-	-	(43,921)	(1,105)	-	-	(45,026)
Reclassification to disposal group held for sale (Note 38)	(451)	-	-	-	-	-	(451)
Effect of foreign currency exchange differences	76	3	-	-	-	-	79
Balance at 31 December 2020	4,237	3,950	89,373	6,097	-	-	103,657
Depreciation from continuing operations	51	145	18,668	7,053	-	-	25,917
Depreciation from discontinued operation	1	-	-	-	-	-	1
Disposals	(30)	(18)	-	(4,532)	-	-	(4,580)
Reclassification to inventories (Note 12)	-	-	(8,811)	(171)	-	-	(8,982)
Effect of foreign currency exchange differences	(167)	-	-	-	-	-	(167)
Balance at 31 December 2021	4,092	4,077	99,230	8,447	-	-	115,846
Impairment:
Balance at 1 January 2020	-	-	83,479	3,314	310	-	87,103
Impairment losses recognised in profit and loss from continuing operations	-	-	5,148	-	-	-	5,148
Impairment losses recognised in profit and loss from discontinued operation	138	-	9,951	1,183	-	-	11,272
Disposal	-	-	(1,109)	(892)	-	-	(2,001)
Reclassification to disposal group held for sale (Note 38)	(138)	-	-	-	-	-	(138)
Reclassification to inventories (Note 12)	-	-	(19,700)	(2,422)	-	-	(22,122)
Balance at 31 December 2020	-	-	77,769	1,183	310	-	79,262
Impairment losses recognised in profit and loss from discontinued operation	1	-	-	-	-	-	1
Reversal of impairment recognised in profit and loss from continuing operations	-	-	(2,808)	(749)	-	-	(3,557)
Reclassification to inventories (Note 12)	-	-	(11,853)	(434)	-	-	(12,287)
Balance at 31 December 2021	1	-	63,108	-	310	-	63,419

Carrying Amount:
At 31 December 2021	96	254	426,757	9,670	464	238	437,479
At 31 December 2020	102	407	465,926	8,145	464	259	475,303

(i)
Ships of US$239,773,000 and drydocking of US$3,823,000 were assets acquired as part of the IVS Bulk transaction in 2020 (Note 39.1) and plant andequipment of US$287,000 was acquired as part of the IBC transaction in 2020 (Note 39.2).